Wire Redemption Fee [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	403 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%	10.60%
Performance Inception Date				Jun. 03, 1991
Individual Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	21.73%	13.66%	12.28%	9.52%
Performance Inception Date				Jun. 03, 1991
Individual Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	21.41%	13.44%	11.96%	8.81%
Performance Inception Date				Jun. 03, 1991
Individual Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.09%	10.94%	10.16%	8.10%
Performance Inception Date				Jun. 03, 1991
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	22.09%	13.99%	12.50%	9.58%
Performance Inception Date				Jun. 03, 1991